Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Other Comprehensive Income [Member]	Retained Deficit [Member]
Balance at beginning of year (in shares) at Dec. 31, 2014		16,024,310
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		18,522,116
Shares canceled (in shares)		(11,298)
Balance at end of year (in shares) at Dec. 31, 2015		34,535,128
Balance at beginning of year at Dec. 31, 2014		$ 801	$ 772,863	$ 111,614	$ 0	$ (1,005)
Increase (decrease) in Equity [Roll Forward]
Shares issued		926	433,526
Net (loss) income	$ (220,839)					(220,839)
Contributions from shareholder				59,746
Restricted stock unit expense (income)			92	(102)
Stock option expense			41	60
Transfer to contributed surplus			(1,207,448)
Transfer from additional paid in capital				1,207,448
Other comprehensive income, net	0				0
Balance at end of year at Dec. 31, 2015	$ 1,158,649	$ 1,727	0	1,378,766	0	(221,844)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean			926
Shares issued (in shares)		71,430,612
Shares canceled (in shares)		(548)
Balance at end of year (in shares) at Dec. 31, 2016	105,965,192	105,965,192
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 3,572	201,783
Net (loss) income	$ (127,711)					(127,711)
Contributions from shareholder				0
Restricted stock unit expense (income)			0	5
Stock option expense			81	53
Transfer to contributed surplus			0
Transfer from additional paid in capital				0
Other comprehensive income, net	2,287				2,287
Balance at end of year at Dec. 31, 2016	$ 1,238,719	$ 5,299	201,864	1,378,824	2,287	(349,555)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean			0
Shares issued (in shares)	16,372,505	36,232,505
Shares canceled (in shares)		0
Balance at end of year (in shares) at Dec. 31, 2017	142,197,697	142,197,697
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 1,812	252,254
Net (loss) income	$ (2,348)					(2,348)
Contributions from shareholder				0
Restricted stock unit expense (income)			0	0
Stock option expense			576	0
Transfer to contributed surplus			0
Transfer from additional paid in capital				0
Other comprehensive income, net	3,036				3,036
Balance at end of year at Dec. 31, 2017	$ 1,494,049	$ 7,111	454,694	$ 1,378,824	$ 5,323	$ (351,903)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean			$ 0